Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

January 2, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account D

ML of New York IRA Annuity – Registration No. 333-98283

ML of New York Investor Choice – IRA Series – Registration No. 333-119797

Commissioners:

Transamerica Financial Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended October 31, 2014, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

Invesco American Franchise Fund, SEC File No. 811-09913

Invesco Charter Fund, SEC File No. 811-01424

AllianceBernstein Growth and Income Fund, SEC File No. 811-00126

American Century Ultra Fund, SEC File No. 811-00816

BlackRock Global Allocation Fund, Inc., SEC File No. 811-05576

BlackRock Large Cap Core Fund, SEC File No. 811-09637

BlackRock Large Cap Growth Fund, SEC File No. 811-09637

BlackRock Large Cap Value Fund, SEC File No. 811-09637

Eaton Vance Floating-Rate Fund, SEC File No. 811-04015

Fidelity Advisor Series VIII – Advisor Overseas Fund, SEC File No. 811-03855

Federated Managed Tail Risk Fund II Fund, SEC File No. 811-08042

Federated Kaufman Fund, SEC File No. 811-04017

Lord Abbett Affiliated Fund, Inc., SEC File No. 811-00005

Oppenheimer Quest for Value Funds – Opportunity Flexible Strategies Fund, SEC File No. 811-05225

Pioneer High Yield Fund, SEC File No. 811-09685

The Putnam Fund for Growth and Income, SEC File No. 811-00781

TA Flexible Income, SEC File No. 811-04556

TA Diversified Focused, SEC File No. 811-04556

TA Growth Opportunities, SEC File No. 811-04556

TA Small/Mid Cap Value, SEC File No. 811-04556

Janus Forty Fund, SEC File No. 811-01879

Janus Enterprise Fund, SEC File No. 811-01879

Semi-Annual Report Mailings:

Ready Assets Prime Money Fund, SEC File No.: 811-02556

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 8330.

Very truly yours,

/s/ Alison Ryan

Alison Ryan

Vice President